Consolidated Statements of Changes in Equity (Parenthetical) - Treasury shares [member] - Vedanta Limited Employee Stock Option Scheme 2016 [member] - ₨ / shares	Mar. 31, 2018	Mar. 31, 2017
Number of treasury shares	9,233,871	3,984,256
Face value of treasury shares	₨ 1	₨ 1